Other (Expense)/Income, Net	12 Months Ended
Dec. 31, 2025
Other (Expense)/Income, Net [Abstract]
Other (expense)/income, net
6.	Other (expense)/income, net

	Years ended December 31,
(In thousands)	2023	2024	2025
Foreign exchange (losses)/gains, net	(514)	(470)	518
Government grants (note)	1,120	948	694
Gains on disposal of property and equipment, net	203	80	104
Fair value (losses)/gains on other investments	(2,748)	1,091	4,643
Others	439	446	755
Total	(1,500)	2,095	6,714

Note:

Government grants mainly represent amounts received from central and local governments in connection with the Group’s investments in local business districts and contributions to technology development.